Condensed Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 17,780,058	$ 30,506,522	$ (13,054,410)
Net (loss) from discontinued operations			(22,971,016)
Net income from continuing operations	17,780,058	30,506,522	9,916,606
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,113,732	2,180,038	1,686,518
Stock-based compensation	125,630	498,825	1,097,415
Shares issued for compensation	185,000	71,175
Bad debt expense	4,509,634	294,536
Impairment of goodwill	777,329
Loss on disposition of property and equipment	1,385	190,301	42,534
(Income) from investments	(541,578)	(808,464)	(169,720)
Deferred tax (benefit) expense	271,907	275,749	(584,760)
Changes in operating assets and liabilities:
Accounts receivable	(2,075,274)	(13,294,924)	573,418
Advance to suppliers, net	(39,859,386)	(9,213,279)
Prepaid expenses and other current assets	(4,734,501)	(3,464,939)	16,009
Receivables from supply chain solutions	11,372,841	(48,202,128)	(10,741,981)
Inventories	(25,530,993)	(3,931,400)
Accounts payable	7,693,011	33,620,611	1,014,227
Advance from customers	19,085,377	3,375,769	(17,977)
Taxes payable	(5,574,048)	5,575,502	1,609,498
Other payables		2,576,570	(2,112,886)
Payable to supply chain solutions	(15,198,883)	25,608,622
Operating lease liabilities	(855,242)	(952,495)	(580,628)
Accrued expenses and other current liabilities	1,501,078	(1,049,489)	502,100
Net cash (used in) provided by operating activities from continuing operations	(28,952,923)	23,857,102	2,250,373
Net cash (used in) provided by operating activities from discontinued operations			436,389
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(28,952,923)	23,857,102	2,686,762
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(652,585)	(186,705)	(204,904)
Purchase of intangible assets	(74,710)	(18,281)	(94,400)
Proceeds from disposal of equipment			41,688
Cash (paid) received in connection with Nami acquisition		(7,007,905)	4,990,754
Cash paid in connection with acquisition, net of cash received	(530,322)
Investment in limited partnership			(15,589,966)
Cash received on disposal of discontinued operations		14,950,730
Proceeds from sale of short-term investments	78,595,280	4,894,270
Purchase of short-term investments	(51,567,746)	(39,526,099)	(3,065,134)
Purchase of Long-term investments	(7,430,511)
Collection of loans to third parties		1,643,203	11,019,545
Loans to third parties	(501,905)		(1,810,495)
Net cash provided by (used in) investing activities from continuing operations	17,837,501	(25,250,787)	(4,712,912)
Net cash (used in) investing activities from discontinued operations			(6,713)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	17,837,501	(25,250,787)	(4,719,625)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	445,831	784,609
Proceeds from issuance of common shares and pre-funded warrants		70,794,465
Proceeds from private placement			6,503,378
Proceeds from third-party loans	36,770,626
Repayment of short-term bank loans	(1,239,983)
Repayment of third-party loans	(41,491,973)
Repayment to related parties	(10,097)	(1,803,374)	(6,803,115)
Advances from related parties			1,303,556
Loan from related parties			10,528,965
Repayment of loan from related parties	(2,500,000)
Purchase of treasury shares	(355,844)
Capital contribution from non-controlling interest	37,116	751,841	3,065,134
Capital contribution by shareholder			4,550,000
Net cash (used in) provided by financing activities from continuing operations	(8,344,324)	70,527,541	19,147,918
Net cash (used in) financing activities from discontinued operations			(788,599)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(8,344,324)	70,527,541	18,359,319
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	(4,848,722)	294,928	2,806,981
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(24,308,468)	69,428,784	19,133,437
Less: (decrease) in cash and cash equivalents from discontinued operations			(283,314)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS	(24,308,468)	69,428,784	19,416,751
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS-BEGINNING	91,627,041	22,198,257	2,781,506
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS-ENDING	67,318,573	91,627,041	22,198,257
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income taxes	10,385,495	5,546,082	552,783
Cash paid for interest	496,932	370,356	124,778
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Amount payable to related parties for business acquisition			7,007,905
Issuance of shares for business acquisition			18,330,776
Receivable from disposal of subsidiary	289,973		14,950,730
Issuance of shares for share-based compensation		71,175	1,721,870
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS ARE COMPRISED OF THE FOLLOWING:
Cash and cash equivalents	63,901,329	91,447,620	22,135,310
Restricted cash	3,417,244	179,421	62,947
Total cash, cash equivalents and restricted cash	$ 67,318,573	$ 91,627,041	$ 22,198,257